Net Loss Per Share Attributable To Common Stockholders - Schedule of Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (8,319)	$ (2,034)	$ (21,593)	$ (2,816)	$ (7,314)	$ (7,195)
Weighted-average number of common shares used to compute net loss per share attributable to common stockholders:
Basic and diluted	72,379	7,946	34,167	7,701	7,797	7,155
Net loss per share attributable to common stockholders:
Basic and diluted	$ (0.11)	$ (0.26)	$ (0.63)	$ (0.37)	$ (0.94)	$ (1.01)